Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WADDELL & REED ADVISORS FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 31, 2013
Waddell & Reed Advisors Cash Management
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Waddell & Reed Advisors Cash Management
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide current income consistent with maintaining liquidity and preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A Shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares if they were exchanged from Class A shares of another Waddell & Reed Advisors Fund (or, in certain circumstances, lvy Funds) that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Waddell & Reed Advisors Cash Management seeks to achieve its objective by investing in U.S. dollar-denominated, high-quality money market obligations and instruments. High quality indicates that the securities are rated in one of the two highest categories by a nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by Waddell & Reed Investment Management Company (WRIMCO), the Fund’s investment manager, to be of comparable quality. The Fund seeks, as well, to maintain a net asset value (NAV) of $1.00 per share. The Fund maintains a dollar-weighted average maturity of 60 calendar days or less, and the Fund invests only in securities with a remaining maturity of not more than 397 calendar days or, for securities rated in the second highest rating category by the requisite NRSROs (or, if unrated, determined by WRIMCO to be of comparable quality to such securities), not more than 45 calendar days.

WRIMCO may look at a number of factors in selecting securities for the Fund’s portfolio. These may include the credit quality of the particular issuer or guarantor of the security, along with the liquidity and yield, and as well the industry sector of the issuer of the security.

		Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses when buying securities to determine whether the security no longer offers adequate return or complies with Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7). WRIMCO also may sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund is not intended as a complete investment program.

A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Amortized Cost Risk. In the event that the Board determines that the extent of the deviation between the Fund’s amortized cost per share and its market-based NAV per share could result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate, or reduce to the extent practicable, such dilution or unfair results, including but not limited to, suspending redemption of Fund shares or liquidating the Fund.
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.
  Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s securities, especially securities with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income.
  Management Risk. Fund performance is primarily dependent on WRIMCO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.
  Money Market Fund Regulatory Risk. As a money market fund, the Fund is subject to the specific rules governing money market funds and is subject to regulation by the Securities and Exchange Commission (SEC). Government agencies, including the SEC in particular, continue to evaluate the rules governing money market funds. It is possible that changes to the rules governing money market funds could significantly affect the money market fund industry generally and, therefore, the operation or performance of the Fund.
  Reinvestment Risk. A decline in interest rates may cause issuers to prepay higher-yielding debt securities held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund).

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

		The Fund’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.waddell.com or call 888.WADDELL for the Fund’s most recent 7-day yield.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.waddell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	In the period shown in the chart, the highest quarterly return was 1.21% (the fourth quarter of 2006) and the lowest quarterly return was 0.00% (the second, third and fourth quarters of 2010, the first, second, third and fourth quarters of
2011 and the first, second, third and fourth quarters of 2012). As of
December 31, 2012, the 7-day yield was 0.02%. Yields are compiled by annualizing the average daily dividend per share during the time period for
		which the yield is presented.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	888.WADDELL
Waddell & Reed Advisors Cash Management | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
1 Year	rr_ExpenseExampleYear01	85
3 Years	rr_ExpenseExampleYear03	265
5 Years	rr_ExpenseExampleYear05	460
10 Years	rr_ExpenseExampleYear10	1,025
1 Year	rr_ExpenseExampleNoRedemptionYear01	85
3 Years	rr_ExpenseExampleNoRedemptionYear03	265
5 Years	rr_ExpenseExampleNoRedemptionYear05	460
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,025
2003	rr_AnnualReturn2003	0.44%
2004	rr_AnnualReturn2004	0.52%
2005	rr_AnnualReturn2005	2.37%
2006	rr_AnnualReturn2006	4.25%
2007	rr_AnnualReturn2007	4.62%
2008	rr_AnnualReturn2008	2.26%
2009	rr_AnnualReturn2009	0.85%
2010	rr_AnnualReturn2010	0.03%
2011	rr_AnnualReturn2011	0.02%
2012	rr_AnnualReturn2012	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Lowest Quarterly Return Date 3rd Quarter 2012	wraf4_LowestQuarterlyReturnDate3rdQuarter2012	Sep. 30, 2012
Lowest Quarterly Return, Date 2nd Quarter 2012	wraf4_LowestQuarterlyReturnDate2ndQuarter2012	Jun. 30, 2012
Lowest Quarterly Return, Date 1st Quarter 2012	wraf4_LowestQuarterlyReturnDate1stQuarter2012	Mar. 31, 2012
Lowest Quarterly Return, Date 4th Quarter 2011	wraf4_LowestQuarterlyReturnDate4thQuarter2011	Dec. 31, 2011
Lowest Quarterly Return, Date 3rd Quarter 2011	wraf4_LowestQuarterlyReturnDate3rdQuarter2011	Sep. 30, 2011
Lowest Quarterly Return, Date 2nd Quarter 2011	wraf4_LowestQuarterlyReturnDate2ndQuarter2011	Jun. 30, 2011
Lowest Quarterly Return, Date 1st Quarter 2011	wraf4_LowestQuarterlyReturnDate1stQuarter2011	Mar. 31, 2011
Lowest Quarterly Return, Date 4th Quarter 2010	wraf4_LowestQuarterlyReturnDate4thQuarter2010	Dec. 31, 2010
Lowest Quarterly Return, Date 3rd Quarter 2010	wraf4_LowestQuarterlyReturnDate3rdQuarter2010	Sep. 30, 2010
Lowest Quarterly Return, Date 2nd Quarter 2010	wraf4_LowestQuarterlyReturnDate2ndQuarter2010	Jun. 30, 2010
Lowest Quarterly Return, Third Quarter 2012	wraf4_LowestQuarterlyReturnThirdQuarter2012	0.00%
Lowest Quarterly Return, Second Quarter 2012	wraf4_LowestQuarterlyReturnSecondQuarter2012	0.00%
Lowest Quarterly Return, First Quarter 2012	wraf4_LowestQuarterlyReturnFirstQuarter2012	0.00%
Lowest Quarterly Return, Fourth Quarter 2011	wraf4_LowestQuarterlyReturnFourthQuarter2011	0.00%
Lowest Quarterly Return, Third Quarter 2011	wraf4_LowestQuarterlyReturnThirdQuarter2011	0.00%
Lowest Quarterly Return, Second Quarter 2011	wraf4_LowestQuarterlyReturnSecondQuarter2011	0.00%
Lowest Quarterly Return, First Quarter 2011	wraf4_LowestQuarterlyReturnFirstQuarter2011	0.00%
Lowest Quarterly Return, Fourth Quarter 2010	wraf4_LowestQuarterlyReturnFourthQuarter2010	0.00%
Lowest Quarterly Return, Third Quarter 2010	wraf4_LowestQuarterlyReturnThirdQuarter2010	0.00%
Lowest Quarterly Return, Second Quarter 2010	wraf4_LowestQuarterlyReturnSecondQuarter2010	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	0.64%
10 Years	rr_AverageAnnualReturnYear10	1.53%
Money Market Seven Day Yield, Date	wraf4_MoneyMarketSevenDayYieldDate	Dec. 31, 2012
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.02%
Waddell & Reed Advisors Cash Management | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.98%
1 Year	rr_ExpenseExampleYear01	601
3 Years	rr_ExpenseExampleYear03	921
5 Years	rr_ExpenseExampleYear05	1,168
10 Years	rr_ExpenseExampleYear10	2,008
1 Year	rr_ExpenseExampleNoRedemptionYear01	201
3 Years	rr_ExpenseExampleNoRedemptionYear03	621
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,068
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,008
1 Year	rr_AverageAnnualReturnYear01	(3.98%)
5 Years	rr_AverageAnnualReturnYear05	0.13%
10 Years	rr_AverageAnnualReturnYear10	0.96%
Waddell & Reed Advisors Cash Management | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
1 Year	rr_ExpenseExampleYear01	168
3 Years	rr_ExpenseExampleYear03	520
5 Years	rr_ExpenseExampleYear05	897
10 Years	rr_ExpenseExampleYear10	1,955
1 Year	rr_ExpenseExampleNoRedemptionYear01	168
3 Years	rr_ExpenseExampleNoRedemptionYear03	520
5 Years	rr_ExpenseExampleNoRedemptionYear05	897
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,955
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	0.34%
10 Years	rr_AverageAnnualReturnYear10	0.98%
Waddell & Reed Advisors Cash Management | Lipper Money Market Funds Universe Average (net of fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	0.47%
10 Years	rr_AverageAnnualReturnYear10	1.45%

[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares if they were exchanged from Class A shares of another Waddell & Reed Advisors Fund (or, in certain circumstances, lvy Funds) that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase.
[2]	For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within twelve months of purchase.